Provisions (Tables)	12 Months Ended
Dec. 31, 2017
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Changes in Provisions

Changes in provisions for the year ended December 31, 2016 are as follows:

(In millions of won)
	Litigations and claims		Warranties	Others	Total
Balance at January 1, 2016	~~W~~	61,245	56,429	4,040	121,714
Additions		12,471	167,322	873	180,666
Reversal		(14,887)	(631)	(3,248)	(18,766)
Usage and reclassification		(58,829)	(161,335)	—	(220,164)
Business combination		—	677	—	677

Balance at December 31, 2016	~~W~~	—	62,462	1,665	64,127

Current	~~W~~	—	54,307	1,665	55,972
Non-current	~~W~~	—	8,155	—	8,155

Changes in provisions for the year ended December 31, 2017 are as follows:

(In millions of won)
	Litigation and claims		Warranties (*)	Others	Total
Balance of January 1, 2017	~~W~~	—	62,462	1,665	64,127
Additions		43	251,131	170	251,344
Usage and reclassification		—	(211,143)	—	(211,143)

Balance at December 31, 2017	~~W~~	43	102,450	1,835	104,328

Current	~~W~~	43	74,138	1,835	76,016
Non-current	~~W~~	—	28,312	—	28,312

(*)	The provision for warranties covers defective products and is normally applicable for 18 months from the date of purchase. The warranty liability is calculated by using historical and anticipated rates of warranty claims, and costs per claim to satisfy the Group’s warranty obligation.